S000050632 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.33%
Performance Inception Date			Sep. 14, 2015
Bloomberg Municipal 1-15 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	1.08%	2.10%
Performance Inception Date			Sep. 14, 2015
Bridge Builder Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.08%	1.27%	2.31%
Performance Inception Date			Sep. 14, 2015
Bridge Builder Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.02%	1.23%	2.28%
Performance Inception Date			Sep. 14, 2015
Bridge Builder Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	1.58%	2.32%
Performance Inception Date			Sep. 14, 2015